Information Concerning the Group's Consolidated Operations - Additional Information (Detail) € in Millions		3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 19, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)		Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 USD ($)		Dec. 31, 2022 USD ($)	May 31, 2023
Consolidated operations [line items]
Increase (decrease) in net foreign exchange gain		$ 3,100,000			$ 900,000
Revenue from performance obligation					1,500,000
Collaboration agreements		0	$ 998,000	[1]	0		$ 2,530,000	[2]
Decrease /increase in financial income		22,300,000			20,800,000
Increase in financial income attributable to profit from deconsolidation		21,800,000			21,800,000
increase in gain from financial investments		600,000			1,100,000
Net foreign exchange gain		9,216,000	6,146,000		9,248,000		8,310,000		$ 8,300,000
Reclassified from other comprehensive income pursuant to deconsolidation		8,000,000			8,000,000
Loss in financial expenses		3,500,000			6,800,000
Decrease /increase in financial Expenses		14,600,000			18,400,000
Increase in financial expenses attributable to loss in fair value deconsolidation		10,200,000			10,200,000
Net foreign exchange loss		1,289,000	592,000		2,278,000		878,000		$ 900,000
Upfront amount | €						€ 1.0
Change In Fair Value Of Foreign Exchange Loss		3,500,000			6,800
Increase/ Decrease in foreign exchange losses		700,000			1,400,000
Change in fair value of foreign exchange gain		400,000			400,000
Decrease In Foreign Exchange Loss		3,600,000			3,600,000
Other revenues from collaboration agreements recognized on licence agreement amendment			$ 1,000,000		1,000,000		$ 1,000,000
Increase (Decrease) In Research Tax Credit					800,000
Decrease in total operating expenses		4,400,000			10,500,000
Decrease in purchases, external expenses and other		2,500,000			6,300,000
Decrease in wages		1,700,000			3,900,000
Decrease in non-cash stock based compensation expense		400,000			1,100,000
Decrease in cost of revenue		300,000			300,000
Decrease in other operating income		300,000			900,000
Increase in social charges on stock options grants expense		100,000			300,000
Increase (decrease) in other income		400,000			1,600,000
Proceeds from refundable advance payment	$ 900,000
Recognized grant on fair value of loan		500,000			500,000
Contractual grant on loan subsidy					300,000
Recognition of grant the refundable advance					800,000
Fair value of loan	400,000
Grant received on loan	$ 500,000
Increase of interest of loan		$ 400,000			$ 400
Calyxt [Member]
Consolidated operations [line items]
Percentage of voting equity interests acquired										48.00%

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)